UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03741

Putnam New York Tax Exempt Income Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam New York Tax Exempt Income Fund
Class A [PTEIX]
Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Putnam New York Tax Exempt Income Fund for the period December 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$38	0.77%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$703,447,818
Total Number of Portfolio Holdings*	309
Portfolio Turnover Rate	11%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam New York Tax Exempt Income Fund	PAGE 1	38912-STSA-0725

Putnam New York Tax Exempt Income Fund
Class C [PNNCX]
Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Putnam New York Tax Exempt Income Fund for the period December 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$74	1.52%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$703,447,818
Total Number of Portfolio Holdings*	309
Portfolio Turnover Rate	11%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam New York Tax Exempt Income Fund	PAGE 1	38912-STSC-0725

Putnam New York Tax Exempt Income Fund
Class R6 [PNYRX]
Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Putnam New York Tax Exempt Income Fund for the period December 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$25	0.51%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$703,447,818
Total Number of Portfolio Holdings*	309
Portfolio Turnover Rate	11%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam New York Tax Exempt Income Fund	PAGE 1	38912-STSR6-0725

Putnam New York Tax Exempt Income Fund
Class Y [PNYYX]
Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Putnam New York Tax Exempt Income Fund for the period December 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$25	0.52%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$703,447,818
Total Number of Portfolio Holdings*	309
Portfolio Turnover Rate	11%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam New York Tax Exempt Income Fund	PAGE 1	38912-STSY-0725

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
New York Tax Exempt
Income Fund
Financial Statements and Other Important Information
Semi-Annual | May 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 15
Notes to Financial Statements 19
Changes In and Disagreements with Accountants 28
Results of Meeting(s) of Shareholders 28
Remuneration Paid to Directors, Officers and Others 28
Board Approval of Management and Subadvisory Agreements 28

Putnam New York Tax Exempt Income Fund
Financial Highlights
franklintempleton.com
Semiannual The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended May
31, 2025
(unaudited)
Year Ended November 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.10 $7.82 $7.75 $8.90 $8.80 $8.72
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.26 0.24 0.20 0.18 0.20
Net realized and unrealized gains (losses) (0.49) 0.27 0.06 (1.13) 0.10 0.09
Total from investment operations ........ (0.35) 0.53 0.30 (0.93) 0.28 0.29
Less distributions from:
Net investment income .............. (0.14) (0.25) (0.23) (0.20) (0.18) (0.21)
Net realized gains ................. — — — (0.02) — —
Total distributions ................... (0.14) (0.25) (0.23) (0.22) (0.18) (0.21)
Net asset value, end of period .......... $7.61 $8.10 $7.82 $7.75 $8.90 $8.80
Total return
c
....................... (4.41)% 6.94% 3.98% (10.50)% 3.23% 3.34%
Ratios to average net assets
d
Expenses
e
........................ 0.77% 0.79% 0.87% 0.83% 0.77% 0.77%
Net investment income ............... 3.55% 3.28% 3.05% 2.49% 2.05% 2.37%
Supplemental data
Net assets , end of period (000’s) ........ $494,851 $547,470 $576,953 $603,940 $756,976 $770,842
Portfolio turnover rate ................ 11% 17% 41% 35% 12% 29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam New York Tax Exempt Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual

a
Six Months
Ended May
31, 2025
(unaudited)
Year Ended November 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.10 $7.82 $7.74 $8.90 $8.80 $8.72
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.20 0.18 0.14 0.12 0.14
Net realized and unrealized gains (losses) (0.49) 0.27 0.07 (1.14) 0.10 0.08
Total from investment operations ........ (0.38) 0.47 0.25 (1.00) 0.22 0.22
Less distributions from:
Net investment income .............. (0.11) (0.19) (0.17) (0.14) (0.12) (0.14)
Net realized gains ................. — — — (0.02) — —
Total distributions ................... (0.11) (0.19) (0.17) (0.16) (0.12) (0.14)
Net asset value, end of period .......... $7.61 $8.10 $7.82 $7.74 $8.90 $8.80
Total return
c
....................... (4.77)% 6.14% 3.34% (11.26)% 2.46% 2.55%
Ratios to average net assets
d
Expenses
e
........................ 1.52% 1.54% 1.62% 1.58% 1.52% 1.54%
Net investment income ............... 2.79% 2.53% 2.29% 1.72% 1.31% 1.60%
Supplemental data
Net assets , end of period (000’s) ........ $8,013 $9,464 $12,223 $15,924 $24,416 $34,757
Portfolio turnover rate ................ 11% 17% 41% 35% 12% 29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam New York Tax Exempt Income Fund
Financial Highlights
franklintempleton.com
Semiannual The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended May
31, 2025
(unaudited)
Year Ended November 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.10 $7.83 $7.75 $8.90 $8.81 $8.73
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.28 0.26 0.22 0.20 0.23
Net realized and unrealized gains (losses) (0.48) 0.27 0.07 (1.13) 0.10 0.08
Total from investment operations ........ (0.33) 0.55 0.33 (0.91) 0.30 0.31
Less distributions from:
Net investment income .............. (0.15) (0.28) (0.25) (0.22) (0.21) (0.23)
Net realized gains ................. — — — (0.02) — —
Total distributions ................... (0.15) (0.28) (0.25) (0.24) (0.21) (0.23)
Net asset value, end of period .......... $7.62 $8.10 $7.83 $7.75 $8.90 $8.81
Total return
c
....................... (4.17)% 7.08% 4.39% (10.27)% 3.38% 3.58%
Ratios to average net assets
d
Expenses
e
........................ 0.51% 0.53% 0.60% 0.57% 0.52% 0.53%
Net investment income ............... 3.81% 3.54% 3.31% 2.75% 2.30% 2.60%
Supplemental data
Net assets , end of period (000’s) ........ $142,779 $151,504 $137,817 $135,650 $173,483 $130,200
Portfolio turnover rate ................ 11% 17% 41% 35% 12% 29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam New York Tax Exempt Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual

a
Six Months
Ended May
31, 2025
(unaudited)
Year Ended November 30,
2024 2023 2022 2021 2020
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.10 $7.83 $7.75 $8.90 $8.81 $8.72
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.28 0.26 0.22 0.20 0.22
Net realized and unrealized gains (losses) (0.48) 0.27 0.07 (1.13) 0.09 0.10
Total from investment operations ........ (0.33) 0.55 0.33 (0.91) 0.29 0.32
Less distributions from:
Net investment income .............. (0.15) (0.28) (0.25) (0.22) (0.20) (0.23)
Net realized gains ................. — — — (0.02) — —
Total distributions ................... (0.15) (0.28) (0.25) (0.24) (0.20) (0.23)
Net asset value, end of period .......... $7.62 $8.10 $7.83 $7.75 $8.90 $8.81
Total return
c
....................... (4.17)% 7.07% 4.38% (10.27)% 3.37% 3.69%
Ratios to average net assets
d
Expenses
e
........................ 0.52% 0.54% 0.62% 0.58% 0.52% 0.54%
Net investment income ............... 3.80% 3.53% 3.30% 2.73% 2.29% 2.59%
Supplemental data
Net assets , end of period (000’s) ........ $57,805 $62,551 $64,280 $58,684 $83,032 $66,571
Portfolio turnover rate ................ 11% 17% 41% 35% 12% 29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam New York Tax Exempt Income Fund
Schedule of Investments (unaudited), May 31, 2025
franklintempleton.com
Semiannual The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.8%
Alaska 1.2%
Alaska Industrial Development & Export Authority ,
Dena' Nena' Henash , Revenue , 2019 A , 4% , 10/01/35 ...................... $ 4,280,000 $ 4,173,549
Dena' Nena' Henash , Revenue , 2019 A , 4% , 10/01/37 ...................... 4,635,000 4,419,405
8,592,954
New York 94.9%
Albany Capital Resource Corp. ,
Albany College of Pharmacy and Health Sciences , Revenue , 2014 A , Refunding , 5% ,
12/01/30 ....................................................... 250,000 250,116
Albany College of Pharmacy and Health Sciences , Revenue , 2014 A , Refunding , 5% ,
12/01/31 ....................................................... 115,000 115,045
Albany College of Pharmacy and Health Sciences , Revenue , 2014 A , Refunding , 5% ,
12/01/32 ....................................................... 495,000 495,148
Albany College of Pharmacy and Health Sciences , Revenue , 2014 A , Refunding , 5% ,
12/01/33 ....................................................... 325,000 325,068
Empire Commons Student Housing, Inc. , Revenue , 2016 A , Refunding , 5% , 5/01/28 600,000 606,179
Empire Commons Student Housing, Inc. , Revenue , 2016 A , Refunding , 5% , 5/01/29 1,090,000 1,099,966
Empire Commons Student Housing, Inc. , Revenue , 2016 A , Refunding , 5% , 5/01/30 1,050,000 1,058,820
Empire Commons Student Housing, Inc. , Revenue , 2016 A , Refunding , 5% , 5/01/31 1,500,000 1,511,928
Empire Commons Student Housing, Inc. , Revenue , 2016 A , Refunding , 5% , 5/01/32 505,000 508,449
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 5% , 6/01/64 ....... 2,600,000 2,422,200
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group , Revenue , 2016 , Refunding ,
5.25% , 11/01/36 ................................................. 1,200,000 1,215,148
Long Island Community Hospital at NYU Langone Health Obligated Group , Revenue ,
2020 A , Refunding , 4% , 10/01/45 .................................... 2,000,000 1,773,020
Broome County Local Development Corp. ,
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/41 ........................................................ 2,690,000 2,309,062
United Health Services Hospitals Obligated Group , Revenue , 2020 , Refunding ,
AGMC Insured , 4% , 4/01/40 ........................................ 1,350,000 1,235,948
United Health Services Hospitals Obligated Group , Revenue , 2020 , Refunding ,
AGMC Insured , 4% , 4/01/50 ........................................ 1,300,000 1,095,652
Buffalo & Erie County Industrial Land Development Corp. ,
Charter School for Applied Technologies , Revenue , 2017 A , Refunding , 5% , 6/01/35 2,000,000 2,027,853
D'Youville University , Revenue , 2020 A , Refunding , 4% , 11/01/50 .............. 6,535,000 4,814,101
Orchard Park CCRC, Inc. , Revenue , 2015 , Refunding , 5% , 11/15/30 ........... 500,000 502,086
Orchard Park CCRC, Inc. , Revenue , 2015 , Refunding , 5% , 11/15/37 ........... 4,470,000 4,473,235
Build NYC Resource Corp. ,
1232 Southern Blvd LLC , Revenue , 2015 , 5% , 7/01/45 ...................... 2,500,000 2,355,461
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/27 ............ 100,000 100,348
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/28 ............ 100,000 100,359
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/29 ............ 110,000 110,107
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/30 ............ 100,000 99,738
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/31 ............ 100,000 99,269
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/36 ............ 400,000 383,441
a
Brilla College Preparatory Charter Schools , Revenue , 144A, 2021 A , 4% , 11/01/31 . 1,265,000 1,238,932
a
Brilla College Preparatory Charter Schools , Revenue , 144A, 2021 A , 4% , 11/01/41 . 1,780,000 1,512,961
a
Brilla College Preparatory Charter Schools , Revenue , 144A, 2021 A , 4% , 11/01/51 . 1,000,000 779,388
Children's Aid Society (The) , Revenue , 2019 , 4% , 7/01/38 ................... 290,000 284,447
Children's Aid Society (The) , Revenue , 2019 , 4% , 7/01/44 ................... 450,000 388,425
Children's Aid Society (The) , Revenue , 2019 , 4% , 7/01/49 ................... 1,000,000 839,354
Classical Charter School, Inc. , Revenue , 2023 A , 4.5% , 6/15/43 ............... 700,000 642,816
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/53 .............. 850,000 764,943
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/58 .............. 725,000 644,252

Putnam New York Tax Exempt Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Build NYC Resource Corp., (continued)
a
East Harlem Scholars Academy Charter School Obligated Group , Revenue , 144A,
2022 , 5.75% , 6/01/52 ............................................. $ 1,000,000 $ 973,458
Global Community Charter School , Revenue , 2022 A , 5% , 6/15/42 ............. 850,000 747,170
Global Community Charter School , Revenue , 2022 A , 5% , 6/15/52 ............. 1,520,000 1,266,793
Global Community Charter School , Revenue , 2022 A , 5% , 6/15/57 ............. 1,300,000 1,061,889
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/42 ...... 550,000 534,441
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/52 ...... 1,425,000 1,314,162
a
Inwood Academy for Leadership Charter School , Revenue , 144A, 2018 A , 4.875% ,
5/01/31 ........................................................ 285,000 286,578
a
Inwood Academy for Leadership Charter School , Revenue , 144A, 2018 A , 5.125% ,
5/01/38 ........................................................ 1,100,000 1,099,463
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/62 ............ 6,250,000 6,116,428
Manhattan College , Revenue , 2017 , Refunding , 5% , 8/01/47 ................. 1,000,000 905,874
a
NEW World Preparatory Charter School , Revenue , 144A, 2021 A , 4% , 6/15/41 .... 525,000 441,466
a
NEW World Preparatory Charter School , Revenue , 144A, 2021 A , 4% , 6/15/51 .... 975,000 744,293
a
NEW World Preparatory Charter School , Revenue , 144A, 2021 A , 4% , 6/15/56 .... 450,000 333,327
a
Pratt Paper NY, Inc. , Revenue , 144A, 2014 , Refunding , 5% , 1/01/35 ............ 1,750,000 1,750,456
Success Academy Charter Schools, Inc. Obligated Group , Revenue , 2025 , 4% ,
9/01/44 ........................................................ 1,050,000 935,424
b
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/55 ...................... 1,000,000 1,010,479
a
Unity Preparatory Charter School of Brooklyn , Revenue , 144A, 2023 A , 5.25% ,
6/15/43 ........................................................ 680,000 670,129
a
Unity Preparatory Charter School of Brooklyn , Revenue , 144A, 2023 A , 5.5% ,
6/15/53 ........................................................ 1,000,000 983,013
a
Unity Preparatory Charter School of Brooklyn , Revenue , 144A, 2023 A , 5.5% ,
6/15/63 ........................................................ 1,600,000 1,544,806
City of New Rochelle , Iona College , Revenue , 2015 A , Refunding , 5% , 7/01/40 ..... 350,000 350,000
City of New York ,
GO , 2020 A-1 , 4% , 8/01/42 .......................................... 3,500,000 3,181,196
GO , 2021 C , 5% , 8/01/42 ............................................ 5,350,000 5,473,569
GO , 2023 B-1 , 5.25% , 10/01/43 ....................................... 1,500,000 1,568,200
GO , 2023 B-1 , 5.25% , 10/01/47 ....................................... 4,800,000 4,935,893
GO , 2024 A , 5% , 8/01/46 ............................................ 1,450,000 1,484,060
GO , 2024 A , 5% , 8/01/47 ............................................ 5,300,000 5,411,343
GO , 2024 C , 5.25% , 3/01/53 ......................................... 3,335,000 3,448,052
GO , 2024 D , 5.25% , 4/01/54 ......................................... 2,500,000 2,583,278
GO , 2025 C-1 , 5.25% , 9/01/46 ........................................ 5,000,000 5,230,689
GO , 2025 G-1 , 5.25% , 2/01/53 ........................................ 350,000 363,373
City of Poughkeepsie ,
GO , 2019 , Refunding , 5% , 6/01/25 ..................................... 230,000 230,000
GO , 2019 , Refunding , 5% , 6/01/31 ..................................... 600,000 606,366
a
Clinton County Capital Resource Corp. ,
Clinton-Essex-Warren-Washington Board of Cooperative Educational Services ,
Revenue , 144A, 2025 , 4.5% , 7/01/40 ................................. 1,100,000 1,071,034
Clinton-Essex-Warren-Washington Board of Cooperative Educational Services ,
Revenue , 144A, 2025 , 4.75% , 7/01/43 ................................ 1,000,000 951,181
Clinton-Essex-Warren-Washington Board of Cooperative Educational Services ,
Revenue , 144A, 2025 , 5% , 7/01/46 ................................... 800,000 773,348
Dutchess County Local Development Corp. ,
Bard College , Revenue , 2020 A , Refunding , 5% , 7/01/40 .................... 1,000,000 1,014,003
Bard College , Revenue , 2020 A , Refunding , 5% , 7/01/45 .................... 3,400,000 3,380,827
Bard College , Revenue , 2020 A , Refunding , 5% , 7/01/51 .................... 4,000,000 3,866,458
Culinary Institute of America (The) , Revenue , 2016 A-1 , Refunding , 5% , 7/01/32 ... 1,065,000 1,077,315
Culinary Institute of America (The) , Revenue , 2016 A-1 , Refunding , 5% , 7/01/35 ... 155,000 156,308
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/35 ...... 175,000 172,708

Putnam New York Tax Exempt Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Dutchess County Local Development Corp., (continued)
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/36 ...... $ 175,000 $ 170,426
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/37 ...... 175,000 168,047
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/38 ...... 200,000 188,178
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/39 ...... 100,000 92,903
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/40 ...... 100,000 91,706
Marist College , Revenue , 2022 , 5% , 7/01/52 ............................. 9,000,000 8,792,296
Empire State Development Corp. , State of New York Sales Tax , Revenue , 2023 A , 5% ,
3/15/45 ......................................................... 10,000,000 10,317,783
Erie County Industrial Development Agency (The) , Westchester Park Predervation LP ,
Revenue , 2023 , FNMA Insured , 4.25% , 2/01/41 ........................... 4,455,000 4,178,325
Hempstead Town Local Development Corp. ,
Adelphi University , Revenue , 2019 , Refunding , 4% , 2/01/39 .................. 1,000,000 937,480
Evergreen Charter School, Inc. , Revenue , 2022 A , 5.25% , 6/15/52 ............. 2,000,000 1,922,078
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/42 .................. 1,200,000 1,203,445
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/47 .................. 1,000,000 981,904
Molloy College , Revenue , 2017 , Refunding , 5% , 7/01/37 .................... 315,000 316,756
Molloy College , Revenue , 2017 , Refunding , 5% , 7/01/38 .................... 480,000 481,377
Molloy College , Revenue , 2018 , 5% , 7/01/38 ............................. 865,000 868,603
Molloy College , Revenue , 2018 , 5% , 7/01/43 ............................. 1,025,000 998,357
Long Island Power Authority ,
Revenue , 2021 A , Refunding , 3% , 9/01/40 ............................... 1,000,000 799,102
Revenue , 2024 A , Refunding , 5% , 9/01/49 ............................... 12,500,000 12,691,986
Metropolitan Transportation Authority ,
Revenue , 2019 C , BAM Insured , 5% , 11/15/44 ............................ 10,000,000 10,191,326
Revenue , 2020 D , 4% , 11/15/47 ....................................... 2,000,000 1,707,336
Revenue , 2021 A-1 , 4% , 11/15/47 ..................................... 3,000,000 2,538,857
Revenue , 2024 A , Refunding , BAM Insured , 4% , 11/15/48 ................... 4,000,000 3,447,216
Revenue , 2025 A , Refunding , 5.25% , 11/15/55 ............................ 1,000,000 1,022,268
Dedicated Tax Fund , Special Tax , 2024 A , 5.25% , 11/15/54 ................... 5,000,000 5,203,122
Monroe County Industrial Development Corp. ,
a
Eugenio Maria de Hostos Charter School , Revenue , 144A, 2024 A , 5% , 7/01/44 ... 1,320,000 1,189,880
a
Eugenio Maria de Hostos Charter School , Revenue , 144A, 2024 A , 5% , 7/01/54 ... 2,000,000 1,715,797
a
Eugenio Maria de Hostos Charter School , Revenue , 144A, 2024 A , 5% , 7/01/59 ... 1,350,000 1,139,007
Highland Hospital of Rochester , Revenue , 2020 , Refunding , 4% , 7/01/40 ........ 3,890,000 3,596,422
Rochester Regional Health Obligated Group , Revenue , 2013 A , Refunding , 5% ,
12/01/32 ....................................................... 1,250,000 1,251,790
Rochester Regional Health Obligated Group , Revenue , 2013 A , Refunding , 5% ,
12/01/37 ....................................................... 2,000,000 2,002,741
Rochester Regional Health Obligated Group , Revenue , 2017 , 5% , 12/01/35 ...... 600,000 606,115
Rochester Regional Health Obligated Group , Revenue , 2017 , 5% , 12/01/46 ...... 3,000,000 2,968,827
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/46 ....................................................... 1,250,000 1,068,792
St. John Fisher University , Revenue , 2024 , Refunding , 5.25% , 6/01/49 .......... 635,000 653,561
St. John Fisher University , Revenue , 2024 , Refunding , 5.25% , 6/01/54 .......... 850,000 865,730
a
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/59 . 4,120,000 3,755,701
MTA Hudson Rail Yards Trust Obligations , Revenue , 2016 A , 5% , 11/15/51 ........ 9,500,000 9,352,947
Nassau County Local Economic Assistance Corp. , Roosevelt Children's Academy
Charter School , Revenue , 2023 A , 5% , 7/01/55 ........................... 2,750,000 2,574,250
Nassau County Tobacco Settlement Corp. , Revenue , 2006 A-2 , 5.25% , 6/01/26 ..... 4,537,648 4,462,837
New York City Health and Hospitals Corp. , Revenue , 2020 A , Refunding , 4% , 2/15/48 880,000 759,216
New York City Housing Development Corp. ,
Revenue , 2019 J , 3.15% , 11/01/54 ..................................... 6,190,000 4,346,898
Revenue , 2020 A , 2.8% , 2/01/50 ...................................... 3,585,000 2,382,817
Revenue , 2020 D 1-B , Refunding , FHA Insured , 2.4% , 11/01/50 ............... 5,000,000 2,924,538

Putnam New York Tax Exempt Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Housing Development Corp., (continued)
Revenue , 2020 I-1 , 2.7% , 11/01/55 ..................................... $ 7,000,000 $ 4,339,101
Revenue , 2020 I-1 , 2.8% , 11/01/60 ..................................... 3,000,000 1,813,167
Revenue , 2021 C-1 , Refunding , 2.5% , 11/01/51 ........................... 5,000,000 2,962,383
Revenue , 2021 C-1 , Refunding , 2.6% , 11/01/56 ........................... 1,660,000 994,257
Revenue , 2021 F-1 , FHA Insured , 2.5% , 11/01/51 ......................... 5,480,000 3,246,771
Revenue , 2021 F-1 , FHA Insured , 2.6% , 11/01/56 ......................... 4,000,000 2,377,597
Revenue , 2021 G , Refunding , FHA Insured , 2.45% , 11/01/45 ................. 4,500,000 2,921,638
Revenue , 2022 A , 3.05% , 11/01/42 ..................................... 3,195,000 2,596,301
Revenue , 2023 A-1 , 4.95% , 11/01/58 ................................... 2,000,000 1,973,067
Revenue , 2024 A-1 , FHA Insured , 4.75% , 11/01/54 ......................... 3,000,000 2,922,461
Revenue , 2024 B-1-A , 4.75% , 11/01/54 ................................. 2,750,000 2,678,923
8 Spruce NY Owner LLC , Revenue , 2024 , F , Refunding , 5.25% , 12/15/31 ........ 2,650,000 2,694,430
New York City Industrial Development Agency , TrIPs Obligated Group , Revenue , 2012
A , Refunding , 5% , 7/01/28 ........................................... 1,050,000 1,055,478
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2022 AA-1 , 5% , 6/15/48 .................. 2,090,000 2,122,341
Water & Sewer System , Revenue , 2022 BB-1 , Refunding , 3% , 6/15/44 .......... 1,000,000 746,838
Water & Sewer System , Revenue , 2023 AA-1 , 5.25% , 6/15/52 ................ 1,000,000 1,032,036
Water & Sewer System , Revenue , 2023 DD , Refunding , 5.25% , 6/15/47 ......... 4,000,000 4,181,959
Water & Sewer System , Revenue , 2025 AA-1 , 5.25% , 6/15/53 ................ 10,000,000 10,410,523
Water & Sewer System , Revenue , 2025 BB , 5.25% , 6/15/55 .................. 7,500,000 7,806,547
New York City Transitional Finance Authority ,
Building Aid , Revenue , 2016 S-1 , 5% , 7/15/43 ............................ 8,110,000 8,133,723
Future Tax Secured , Revenue , 2017 A-1 , 5% , 5/01/37 ...................... 1,000,000 1,008,158
Future Tax Secured , Revenue , 2019 A-1 , 5% , 8/01/40 ...................... 14,000,000 14,297,683
Future Tax Secured , Revenue , 2019 B-1 , 4% , 8/01/38 ...................... 5,000,000 4,840,575
Future Tax Secured , Revenue , 2021 C-1 , 4% , 5/01/39 ...................... 5,000,000 4,790,984
Future Tax Secured , Revenue , 2021 C-1 , 4% , 5/01/40 ...................... 2,500,000 2,364,344
Future Tax Secured , Revenue , 2023 D-1 , 5.5% , 11/01/45 .................... 10,000,000 10,606,040
Future Tax Secured , Revenue , 2024 A-1 , 5% , 5/01/45 ...................... 4,000,000 4,103,732
Future Tax Secured , Revenue , 2024 B , 5% , 5/01/40 ........................ 2,000,000 2,119,944
Future Tax Secured , Revenue , 2024 B , 5% , 5/01/43 ........................ 2,150,000 2,227,906
Future Tax Secured , Revenue , 2024 F-1 , 5.25% , 2/01/53 .................... 5,000,000 5,180,392
Future Tax Secured , Revenue , 2025 C-1 , 5% , 5/01/46 ...................... 3,500,000 3,589,715
Future Tax Secured , Revenue , 2025 C-1 , 5% , 5/01/48 ...................... 10,000,000 10,217,214
Future Tax Secured , Revenue , 2025 E , 5% , 11/01/53 ....................... 5,000,000 5,078,469
New York Convention Center Development Corp. ,
New York City Hotel Unit Fee , Revenue , 2015 , Refunding , 5% , 11/15/45 ......... 3,000,000 2,952,533
c
New York City Hotel Unit Fee , Revenue, Senior Lien , 2016 A , 5.35%, 11/15/50 .... 7,000,000 1,825,970
New York Counties Tobacco Trust II , Revenue , 2001 , 5.75% , 6/01/43 ............ 775,000 789,665
New York Counties Tobacco Trust IV , Revenue , 2005 A , 5% , 6/01/38 ............. 6,985,000 6,443,773
New York Counties Tobacco Trust VI ,
Revenue , 2016 A-2B , Refunding , 5% , 6/01/45 ............................ 1,000,000 873,928
Revenue , 2016 A-2B , Refunding , 5% , 6/01/51 ............................ 2,300,000 1,956,545
Revenue , 2016 B , Refunding , 5% , 6/01/36 ............................... 265,000 266,399
Revenue , 2016 B , Refunding , 5% , 6/01/41 ............................... 250,000 250,207
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 7,120,000 4,802,769
a
3 World Trade Center LLC , Revenue , 144A, 2014 , 1 , Refunding , 5% , 11/15/44 .... 15,975,000 15,538,264
a
3 World Trade Center LLC , Revenue , 144A, 2014 , 2 , Refunding , 5.15% , 11/15/34 .. 515,000 515,097
7 World Trade Center II LLC , Revenue , 2022 A , 1 , Refunding , 3% , 9/15/43 ....... 29,290,000 22,480,567
7 World Trade Center II LLC , Revenue , 2022 A , 1 , Refunding , 3.125% , 9/15/50 ... 3,075,000 2,183,544
7 World Trade Center II LLC , Revenue , 2022 A , 3 , Refunding , 3.5% , 9/15/52 ..... 3,000,000 2,263,487
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 4,010,000 4,531,599

Putnam New York Tax Exempt Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Liberty Development Corp., (continued)
One Bryant Park LLC , Revenue , 2019 , 3 , Refunding , 2.8% , 9/15/69 ............ $ 5,500,000 $ 5,005,638
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 3% ,
2/15/42 ........................................................ 1,500,000 1,156,534
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 2.75% ,
2/15/44 ........................................................ 8,250,000 5,746,823
New York State Dormitory Authority ,
Revenue , 2009 C , AGMC Insured , 5% , 10/01/31 .......................... 20,000 20,029
Revenue , 2009 C , AGMC Insured , 5.125% , 10/01/36 ....................... 40,000 40,054
Barnard College , Revenue , 2025 A , Refunding , 5% , 7/01/55 .................. 1,000,000 969,203
Culinary Institute of America (The) , Revenue , 2013 , 5.5% , 7/01/33 ............. 1,180,000 1,181,640
Iona College , Revenue , 2021 A , 5% , 7/01/51 ............................. 350,000 336,391
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/29 ...................... 250,000 263,186
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/31 ...................... 625,000 666,367
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/32 ...................... 525,000 561,401
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/42 ...................... 225,000 224,670
New School (The) , Revenue , 2022 A , Refunding , 5% , 7/01/40 ................ 900,000 922,316
New York Institute of Technology , Revenue , 2024 , 5% , 7/01/43 ................ 770,000 783,265
New York Institute of Technology , Revenue , 2024 , 5% , 7/01/44 ................ 700,000 710,168
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 2,300,000 2,352,375
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/54 ............. 2,900,000 2,951,820
New York University , Revenue , 2001-1 , AMBAC Insured , 5.5% , 7/01/40 ......... 6,000,000 6,768,648
b
New York University , Revenue , 2025 A , Refunding , 5.25% , 7/01/55 ............. 1,000,000 1,033,670
Northwell Health Obligated Group , Revenue , 2022 A , Refunding , 4% , 5/01/45 .... 10,000,000 8,931,532
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 4% , 5/01/54 .... 5,000,000 4,164,901
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 5/01/54 .. 1,500,000 1,521,036
Pace University , Revenue , 2024 A , 5.5% , 5/01/49 .......................... 875,000 891,292
Pace University , Revenue , 2024 A , 5.5% , 5/01/56 .......................... 1,750,000 1,769,144
St. Joseph's College , Revenue , 2021 , 4% , 7/01/35 ......................... 600,000 529,581
St. Joseph's College , Revenue , 2021 , 5% , 7/01/51 ......................... 1,775,000 1,466,411
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/39 ........................................................ 5,000 5,218
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/41 ........................................................ 10,000 10,435
State of New York Personal Income Tax , Revenue , 2020 A , Refunding , 3% , 3/15/38 1,320,000 1,113,930
State of New York Personal Income Tax , Revenue , 2024 A , 5.25% , 3/15/52 ...... 3,000,000 3,116,113
State of New York Sales Tax , Revenue , 2024 A , 5% , 3/15/54 ................. 5,000,000 5,088,063
State of New York Sales Tax , Revenue , 2024 B , Refunding , 5% , 3/15/51 ........ 2,500,000 2,553,032
Wagner College , Revenue , 2022 , Refunding , 5% , 7/01/35 ................... 1,000,000 985,567
Wagner College , Revenue , 2022 , Refunding , 5% , 7/01/36 ................... 730,000 712,086
Wagner College , Revenue , 2022 , Refunding , 5% , 7/01/37 ................... 770,000 742,604
Wagner College , Revenue , 2022 , Refunding , 5% , 7/01/38 ................... 840,000 794,922
White Plains Hospital Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ........ 2,200,000 2,203,819
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp. , Revenue , 1994 D , Refunding , 3.5% , 10/01/29 5,000,000 4,929,231
New York State Electric & Gas Corp. , Revenue , 2004 C , Refunding , 4% , 4/01/34 .. 3,600,000 3,646,324
d
New York State Environmental Facilities Corp. ,
Casella Waste Systems, Inc. , Revenue , 2020 R-1 , Mandatory Put , 2.75% , 9/02/25 . 550,000 546,614
a
Casella Waste Systems, Inc. , Revenue , 144A, 2020 R-2 , Mandatory Put , 5.125% ,
9/03/30 ........................................................ 1,000,000 1,021,925
d
New York State Housing Finance Agency , 325 Kent LLC , Revenue , 2024 A , Refunding ,
FNMA Insured , Mandatory Put , 3.95% , 1/01/35 ........................... 5,000,000 4,888,606
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/41 ........................................ 3,000,000 2,793,157
Revenue , 2019 B , 4% , 1/01/45 ........................................ 6,000,000 5,332,810
Revenue, Junior Lien , 2016 A , 5% , 1/01/46 .............................. 2,000,000 2,002,553

Putnam New York Tax Exempt Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp. ,
American Airlines, Inc. , Revenue , 2021 , Refunding , 3% , 8/01/31 ............... $ 1,630,000 $ 1,492,986
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/34 .......................... 2,000,000 2,012,167
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 5,000,000 4,999,763
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 750,000 755,179
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 7,250,000 7,173,018
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 2,900,000 2,974,261
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/38 ... 600,000 553,688
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/41 ... 900,000 795,836
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/34 ............. 5,000,000 5,221,394
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , AGMC Insured , 5.25% ,
12/31/54 ....................................................... 3,000,000 3,010,589
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 5,700,000 5,979,457
JFK NTO LLC , Revenue , 2024 , 5.5% , 6/30/60 ............................ 5,000,000 5,008,343
Laguardia Gateway Partners LLC , Revenue , 2016 A , 5% , 7/01/46 ............. 4,500,000 4,379,768
Niagara Frontier Transportation Authority ,
Revenue , 2019 A , Refunding , 5% , 4/01/35 ............................... 200,000 203,628
Revenue , 2019 A , Refunding , 5% , 4/01/37 ............................... 1,000,000 1,010,294
Revenue , 2019 A , Refunding , 5% , 4/01/39 ............................... 1,040,000 1,042,592
Oneida County Local Development Corp. ,
Mohawk Valley Health System Obligated Group , Revenue , 2019 A , Refunding ,
AGMC Insured , 4% , 12/01/35 ....................................... 1,000,000 990,713
Mohawk Valley Health System Obligated Group , Revenue , 2019 A , Refunding ,
AGMC Insured , 4% , 12/01/36 ....................................... 1,250,000 1,225,977
Mohawk Valley Health System Obligated Group , Revenue , 2019 A , Refunding ,
AGMC Insured , 4% , 12/01/37 ....................................... 1,000,000 968,686
Mohawk Valley Health System Obligated Group , Revenue , 2019 A , Refunding ,
AGMC Insured , 4% , 12/01/38 ....................................... 1,250,000 1,196,720
Mohawk Valley Health System Obligated Group , Revenue , 2021 A , AGMC Insured ,
4% , 12/01/46 ................................................... 4,000,000 3,529,676
a
Oneida Indian Nation of New York , Revenue , 144A, 2024 B , 6% , 9/01/43 .......... 1,200,000 1,264,398
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2015 , 5% , 7/01/34 ........................... 445,000 445,178
Le Moyne College , Revenue , 2018 , Refunding , 5% , 1/01/43 .................. 740,000 714,489
Le Moyne College , Revenue , 2020 B , Refunding , 5% , 7/01/32 ................ 265,000 274,838
Le Moyne College , Revenue , 2020 B , Refunding , 5% , 7/01/33 ................ 305,000 314,296
Le Moyne College , Revenue , 2020 B , Refunding , 5% , 7/01/34 ................ 285,000 292,581
Le Moyne College , Revenue , 2020 B , Refunding , 5% , 7/01/35 ................ 410,000 419,124
Le Moyne College , Revenue , 2020 B , Refunding , 4% , 7/01/36 ................ 425,000 401,481
Le Moyne College , Revenue , 2020 B , Refunding , 4% , 7/01/37 ................ 490,000 455,492
Le Moyne College , Revenue , 2020 B , Refunding , 4% , 7/01/38 ................ 455,000 414,489
Le Moyne College , Revenue , 2020 B , Refunding , 4% , 7/01/39 ................ 825,000 740,658
Le Moyne College , Revenue , 2020 B , Refunding , 4% , 7/01/40 ................ 300,000 265,091
Le Moyne College , Revenue , 2021 , 4% , 7/01/38 ........................... 150,000 136,645
Le Moyne College , Revenue , 2021 , 4% , 7/01/41 ........................... 215,000 186,650
Le Moyne College , Revenue , 2021 , 5% , 7/01/46 ........................... 450,000 427,488
Le Moyne College , Revenue , 2021 , 5% , 7/01/51 ........................... 700,000 647,614
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/34 .................. 300,000 290,889
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/36 .................. 325,000 306,476
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/39 .................. 450,000 403,995
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/42 .................. 525,000 448,773
Syracuse University , Revenue , 2025 , 5.5% , 12/01/56 ....................... 1,000,000 1,061,315
Port Authority of New York & New Jersey ,
Revenue , 217th , 4% , 11/01/39 ........................................ 3,250,000 3,119,696
Revenue , 217th , 5% , 11/01/44 ........................................ 2,700,000 2,755,684
Revenue , 237th , 5% , 1/15/47 ......................................... 3,000,000 3,078,882

Putnam New York Tax Exempt Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Southold Local Development Corp. , Peconic Landing at Southold, Inc. , Revenue , 2015 ,
5% , 12/01/45 ..................................................... $ 2,250,000 $ 2,138,583
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/35 ............... 200,000 205,792
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/36 ............... 200,000 204,575
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/37 ............... 220,000 223,773
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/38 ............... 200,000 201,822
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/39 ............... 195,000 195,312
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/40 ............... 200,000 197,753
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/41 ............... 200,000 194,742
Suffolk Regional Off-Track Betting Co. , Revenue , 2024 , 6% , 12/01/53 ............ 3,000,000 3,067,580
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 4% , 6/01/37 ............................. 1,250,000 1,205,904
Revenue , 2021 A-2 , Refunding , 4% , 6/01/38 ............................. 815,000 779,052
Revenue , 2021 A-2 , Refunding , 4% , 6/01/39 ............................. 1,250,000 1,176,675
Revenue , 2021 A-2 , Refunding , 4% , 6/01/40 ............................. 1,250,000 1,162,939
Revenue , 2021 A-2 , Refunding , 4% , 6/01/41 ............................. 1,300,000 1,197,332
c
Revenue , 2021 B-2 , Refunding , 6.01%, 6/01/66 ........................... 5,000,000 457,320
Syracuse Regional Airport Authority ,
Revenue , 2021 , Refunding , 5% , 7/01/33 ................................. 1,500,000 1,551,179
Revenue , 2021 , Refunding , 4% , 7/01/35 ................................. 350,000 340,239
Revenue , 2021 , Refunding , 4% , 7/01/36 ................................. 400,000 384,235
Tompkins County Development Corp. , Kendal at Ithaca, Inc. , Revenue , 2014 A ,
Refunding , 5% , 7/01/44 ............................................. 2,570,000 2,569,841
Triborough Bridge & Tunnel Authority ,
c
Revenue , 2012 B , Refunding , 3.81%, 11/15/32 ............................ 3,900,000 2,951,153
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 C , 5.25% , 5/15/52 ........................................... 5,500,000 5,664,970
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-2 , 5.5% , 5/15/52 ........................................... 3,250,000 3,408,023
Real Estate Transfer Tax , Revenue , 2025 A , 5.5% , 12/01/59 .................. 5,000,000 5,278,018
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/34 ...... 2,000,000 2,100,306
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/39 ...... 2,725,000 2,792,212
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 4% , 9/01/40 ...... 1,375,000 1,236,022
TSASC, Inc. , Revenue , 2017 A , Refunding , 5% , 6/01/41 ...................... 13,490,000 13,142,217
Utility Debt Securitization Authority , Revenue , 2023 TE-1 , Refunding , 5% , 12/15/40 .. 4,000,000 4,339,874
d
Westchester County Industrial Development Agency , Armory Plaza Housing LP ,
Revenue , 2023 , FNMA Insured , Mandatory Put , 4.3% , 5/01/41 ................ 3,185,000 3,085,749
Westchester County Local Development Corp. ,
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 5% , 1/01/32 ... 500,000 526,609
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 5% , 1/01/37 ... 525,000 542,829
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 5% , 1/01/41 ... 500,000 505,564
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/38 ................... 1,000,000 1,046,533
Purchase Housing Corp. II , Revenue , 2017 , 5% , 6/01/42 .................... 1,235,000 1,207,005
a
Purchase Senior Learning Community Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 5% , 7/01/56 ............................................ 2,205,000 1,917,165
Westchester Tobacco Asset Securitization Corp. , Revenue, Senior Lien , 2016 B ,
Refunding , 5% , 6/01/41 ............................................. 1,250,000 1,249,315
Yonkers Economic Development Corp. ,
Charter School of Educational Excellence , Revenue , 2019 A , 5% , 10/15/39 ...... 545,000 536,801
Charter School of Educational Excellence , Revenue , 2019 A , 5% , 10/15/49 ...... 665,000 613,537
Charter School of Educational Excellence , Revenue , 2019 A , 5% , 10/15/54 ...... 505,000 456,419
667,170,932

Putnam New York Tax Exempt Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.7%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding , 6.75% ,
12/01/44 ........................................................ $ 4,300,000 $ 4,697,489
U.S. Territories 1.0%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5.125% , 10/01/34 ........................... 390,000 407,343
Revenue , 2023 A , Refunding , 5.25% , 10/01/36 ............................ 680,000 708,508
Revenue , 2023 A , Refunding , 5.375% , 10/01/40 ........................... 525,000 541,549
1,657,400
Puerto Rico 0.8%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 2,750,000 2,541,810
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 3,200,000 2,743,729
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , 2 , 5.66%, 8/01/47 .....
1,548,906 449,495
5,735,034
Total U.S. Territories .................................................................... 7,392,434
Total Municipal Bonds (Cost $ 718,461,103 ) .....................................
687,853,809
a a a a
Short Term Investments 1.4%
Municipal Bonds 1.4%
New York 1.4%
e
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 3% , 10/01/46 .............
725,000 725,000
e
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2011 DD-1 , SPA TD Bank NA , Daily VRDN and
Put , 3% , 6/15/43 ................................................. 835,000 835,000
Water & Sewer System , Revenue , 2022 DD , Refunding , Daily VRDN and Put , 3% ,
6/15/33 ........................................................ 8,000,000 8,000,000
9,560,000
Total Municipal Bonds (Cost $ 9,560,000 ) .......................................
9,560,000
Shares
a
Money Market Funds 0.0%
†
f,g
Putnam Short Term Investment Fund, Class P , 4.555% ....................... 367,233 367,233
Total Money Market Funds (Cost $ 367,233 ) .....................................
367,233
Total Short Term Investments (Cost $ 9,927,233 ) .................................
9,927,233
a
Total Investments (Cost $ 728,388,336 ) 99.2% ...................................
$697,781,042
Other Assets, less Liabilities 0.8% .............................................
5,666,776
Net Assets 100.0% ...........................................................
$703,447,818

Putnam New York Tax Exempt Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 27 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $43,211,067, representing 6.1% of net assets.
b
Security purchased on a when-issued basis. See Note 1(b).
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
f
See Note 3(g) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Putnam New York Tax Exempt Income Fund
Financial Statements
Statement of Assets and Liabilities
May 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual

Putnam New
York Tax
Exempt Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $728,021,103
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 367,233
Value - Unaffiliated issuers .................................................................. $697,413,809
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 367,233
Cash .................................................................................... 11,582
Receivables:
Capital shares sold ........................................................................ 188,739
Dividends and interest ..................................................................... 9,133,138
Prepaid expenses .......................................................................... 160,816
Total assets .......................................................................... 707,275,317
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,069,890
Capital shares redeemed ................................................................... 769,301
Management fees ......................................................................... 248,153
Administrative fees ........................................................................ 2,136
Distribution fees .......................................................................... 113,392
Transfer agent fees ........................................................................ 107,320
Trustees' fees and expenses ................................................................. 215,568
Distributions to shareholders ................................................................. 175,678
Accrued expenses and other liabilities ........................................................... 126,061
Total liabilities ......................................................................... 3,827,499
Net assets, at value ................................................................. $703,447,818
Net assets consist of:
Paid-in capital ............................................................................. $776,415,634
Total distributable earnings (losses) ............................................................. (72,967,816)
Net assets, at value ................................................................. $703,447,818

Putnam New York Tax Exempt Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
May 31, 2025 (unaudited)
franklintempleton.com
Semiannual The accompanying notes are an integral part of these financial statements.

Putnam New
York Tax
Exempt Income
Fund
Class A:
Net assets, at value ....................................................................... $494,851,456
Shares outstanding ........................................................................ 65,015,894
Net asset value per share
a ,b
.................................................................. $7.61
Maximum offering price per share (net asset value per share ÷ 96 .00% )
b
................................ $7.93
Class C:
Net assets, at value ....................................................................... $8,012,705
Shares outstanding ........................................................................ 1,053,171
Net asset value and maximum offering price per share
a ,b
............................................ $7.61
Class R6:
Net assets, at value ....................................................................... $142,779,001
Shares outstanding ........................................................................ 18,749,204
Net asset value and maximum offering price per share
b
............................................. $7.62
Class Y:
Net assets, at value ....................................................................... $57,804,656
Shares outstanding ........................................................................ 7,590,335
Net asset value and maximum offering price per share
b
............................................. $7.62
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam New York Tax Exempt Income Fund
Financial Statements
Statement of Operations
for the six months ended May 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual

Putnam New
York Tax
Exempt Income
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $117,187
Interest:
Unaffiliated issuers ........................................................................ 15,727,657
Total investment income ................................................................... 15,844,844
Expenses:
Management fees (Note 3 a ) ................................................................... 1,520,927
Administrative fees (Note 3 b ) .................................................................. 8,514
Distribution fees: (Note 3c )
Class A ................................................................................ 650,247
Class C ................................................................................ 43,741
Transfer agent fees: (Note 3e )
Class A ................................................................................ 157,766
Class C ................................................................................ 2,655
Class R6 ............................................................................... 36,703
Class Y ................................................................................ 18,113
Custodian fees (Note 4 ) ...................................................................... 5,905
Reports to shareholders fees .................................................................. 14,457
Registration and filing fees .................................................................... 13,976
Professional fees ........................................................................... 101,500
Trustees' fees and expenses .................................................................. 12,835
Other .................................................................................... 6,349
Total expenses ......................................................................... 2,593,688
Expense reductions (Note 4 ) ............................................................... (2,223)
Net expenses ......................................................................... 2,591,465
Net investment income ................................................................ 13,253,379
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (3,203,323)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (43,271,419)
Net realized and unrealized gain (loss) ............................................................ (46,474,742)
Net increase (decrease) in net assets resulting from operations .......................................... $(33,221,363)

Putnam New York Tax Exempt Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual The accompanying notes are an integral part of these financial statements.

Putnam New York Tax Exempt Income Fund
Six Months Ended
May 31, 2025
(unaudited)
Year Ended
November 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $13,253,379 $26,051,962
Net realized gain (loss) ................................................. (3,203,323) (1,158,881)
Net change in unrealized appreciation (depreciation) ........................... (43,271,419) 27,539,102
Net increase (decrease) in net assets resulting from operations ................ (33,221,363) 52,432,183
Distributions to shareholders:
Class A ............................................................. (8,964,412) (17,814,437)
Class B ............................................................. — (2,328)
Class C ............................................................. (117,965) (263,053)
Class R6 ............................................................ (2,700,867) (5,019,586)
Class Y ............................................................. (1,103,674) (2,165,686)
Total distributions to shareholders .......................................... (12,886,918) (25,265,090)
Capital share transactions: (Note 2 )
Class A ............................................................. (20,007,213) (49,115,938)
Class B ............................................................. — (232,553)
Class C ............................................................. (901,517) (3,149,073)
Class R6 ............................................................ 456,698 8,711,084
Class Y ............................................................. (980,661) (3,893,791)
Total capital share transactions ............................................ (21,432,693) (47,680,271)
Net increase (decrease) in net assets ................................... (67,540,974) (20,513,178)
Net assets:
Beginning of period ..................................................... 770,988,792 791,501,970
End of period .......................................................... $703,447,818 $770,988,792

Putnam New York Tax Exempt Income Fund

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Putnam New York Tax Exempt Income Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers four classes of shares: Class A, Class C, Class R6 and Class Y.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.

Putnam New York Tax Exempt Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Putnam New York Tax Exempt Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At May 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
May 31, 2025
Year Ended
November 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,223,973 $17,514,584 4,438,241 $35,454,978
Shares issued in reinvestment of distributions .......... 987,110 7,717,408 1,920,022 15,340,915
Shares redeemed ............................... (5,791,609) (45,239,205) (12,523,455) (99,911,831)
Net increase (decrease) .......................... (2,580,526) $(20,007,213) (6,165,192) $(49,115,938)
Class B Shares:
*
Shares sold ................................... — $— 14 $109
Shares issued in reinvestment of distributions .......... — — 196 1,557
Shares redeemed ............................... — — (29,465) (234,219)
Net increase (decrease) .......................... — $— (29,255) $(232,553)
Class C Shares:
Shares sold ................................... 40,430 $318,246 121,078 $967,437
Shares issued in reinvestment of distributions .......... 14,268 111,592 31,482 251,399
Shares redeemed
a
.............................. (170,472) (1,331,355) (547,018) (4,367,909)
Net increase (decrease) .......................... (115,774) $(901,517) (394,458) $(3,149,073)
Class R6 Shares:
Shares sold ................................... 2,195,113 $17,118,647 4,540,031 $36,249,166
Shares issued in reinvestment of distributions .......... 344,971 2,700,228 629,231 5,029,421
Shares redeemed ............................... (2,487,740) (19,362,177) (4,083,440) (32,567,503)
Net increase (decrease) .......................... 52,344 $456,698 1,085,822 $8,711,084
Class Y Shares:
Shares sold ................................... 1,039,273 $8,174,893 2,174,720 $17,401,454
Shares issued in reinvestment of distributions .......... 122,932 962,318 237,971 1,902,043
Shares redeemed ............................... (1,290,781) (10,117,872) (2,907,196) (23,197,288)
Net increase (decrease) .......................... (128,576) $(980,661) (494,505) $(3,893,791)
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.

Putnam New York Tax Exempt Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended May 31, 2025, the annualized gross effective investment management fee rate was 0.414% of the
Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund pursuant to a new subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to
Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.590% of the first $5 billion,
0.540% of the next $5 billion,
0.490% of the next $10 billion,
0.440% of the next $10 billion,
0.390% of the next $50 billion,
0.370% of the next $50 billion,
0.360% of the next $100 billion and
0.355% of any excess thereafter.

Putnam New York Tax Exempt Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C and Class Y shares that included (1) a per account fee for each direct and underlying non-
defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $7,718
CDSC retained .............................................................................. $10,976
3. Transactions with Affiliates
(continued)
b. Administrative Fees
(continued)

Putnam New York Tax Exempt Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended May 31, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through March 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s transfer agent and custodian fees, respectively. During the period ended May 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective March 10, 2025, earned credits on custodian fees, if any, are recognized as income.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam New York Tax  Exempt Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.555% ...... $369,892 $72,836,472 $(72,839,131) $— $— $367,233 367,233 $117,187
Total Affiliated Securities ... $369,892 $72,836,472 $(72,839,131) $— $— $367,233 $117,187
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam New York Tax Exempt Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At November 30, 2024, the capital loss carryforwards were as follows:
At May 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended May 31, 2025, aggregated
$80,735,202 and $102,295,179, respectively.
7. Credit Risk
At May 31, 2025, the Fund had 8.4% of its portfolio invested in high yield securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management.
These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories.
Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Upcoming Reorganization
On May 16, 2025, the Board approved a proposal to reorganize the Fund with and into a newly-organized exchange traded fund (ETF). Upon completion of the reorganization, and subject to certain conditions, on or around the fourth quarter of 2025 or the first quarter of 2026, substantially all net assets in the Fund will be transferred into the ETF and ETF shares will be distributed to the Fund’s shareholders in complete liquidation of the Fund.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 9,749,923
Long term ................................................................................ 31,563,531
Total capital loss carryforwards ............................................................... $41,313,454
Cost of investments .......................................................................... $728,843,375
Unrealized appreciation ........................................................................ $4,227,031
Unrealized depreciation ........................................................................ (35,289,364)
Net unrealized appreciation (depreciation) .......................................................... $(31,062,333)

Putnam New York Tax Exempt Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
10. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment Funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam Funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating Funds and a $75,000 fee was paid by the participating Funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating Funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam New York Tax  Exempt Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 687,853,809 $ — $ 687,853,809
Short Term Investments ................... 367,233 9,560,000 — 9,927,233
Total Investments in Securities ........... $367,233 $697,413,809 $— $697,781,042
a
For detailed categories, see the accompanying Schedule of Investments.

Putnam New York Tax Exempt Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
12. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that in addition to those events previously disclosed, the following subsequent event requires disclosure:
Effective July 21, 2025, any front-end sales charges applicable to the purchase of Fund shares or contingent deferred sales charges applicable to the redemption of Fund shares will be waived.
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
FHA
Federal Housing Administration
FNMA
Federal National Mortgage Association
GO
General Obligation
SPA
Standby Purchase Agreement

Putnam New York Tax Exempt Income Fund

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable

38912-SFSOI 07/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam New York Tax Exempt Income Fund

By:	/s/ Jonathan S. Horwitz
Jonathon S. Horwitz
Principal Executive Officer

Date:	July 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	July 28, 2025